T. Rowe Price International Value Equity Fund
T. Rowe Price International Value Equity Fund (formerly T. Rowe Price International Growth & Income Fund) Investor Class I Class Advisor Class R Class SUMMARY
Investment Objective
The fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price International Value Equity Fund - USD ($)	Investor Class		I Class	Advisor Class	R Class
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%		2.00%	2.00%	2.00%
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price International Value Equity Fund	Investor Class	I Class	Advisor Class	R Class
Management fees	0.64%	0.64%	0.64%	0.64%
Distribution and service (12b-1) fees			0.25%	0.50%
Other expenses	0.21%	0.03%	0.19%	0.22%
Total annual fund operating expenses	0.85%	0.67%	1.08%	1.36%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price International Value Equity Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	87	271	471	1,049
I Class	68	214	373	835
Advisor Class	110	343	595	1,317
R Class	138	431	745	1,635

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund expects to primarily invest outside the U.S. and to diversify broadly, primarily among the world’s developed countries. The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities and invests at least 65% of its total assets in non-U.S. stocks, with an emphasis on large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. Investments in emerging markets will be modest and limited to more mature developing countries. For purposes of determining whether the fund invests at least 65% in non-U.S. stocks, the fund relies on the country assigned to a security by MSCI Inc. or another unaffiliated data provider.

The fund takes a value-oriented approach to investing by searching for attractively valued companies with the potential for improving earnings over time. Country and sector allocations are driven primarily by security selection and secondarily by an assessment of top-down, fundamental prospects. The fund relies on a global research team to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation or dividend growth.

In selecting investments, the adviser generally favors companies with one or more of the following characteristics:
  low valuation on various earnings, book value, sales, and cash flow metrics, in absolute terms and/or relative to the company’s peers or its own historical norm;
  low valuation relative to a company’s growth potential;
  companies that may benefit from restructuring activity or other turnaround opportunities;
  a sound balance sheet and other positive financial characteristics; and
  above-average dividend yield and/or the potential to grow dividends.
The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform in comparison to other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. International securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes and restrictions on gaining access to sales proceeds for foreign investors.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s value approach to investing could cause it to underperform stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Market capitalization risk Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The performance for the periods shown reflects the performance of the fund while it was named the T. Rowe Price International Growth & Income Fund. Effective January 1, 2017, the T. Rowe Price International Growth & Income Fund was renamed the T. Rowe Price International Value Equity Fund.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
International Value Equity Fund Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	26.64%	Worst Quarter	12/31/08	-21.75%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2016
Average Annual Total Returns - T. Rowe Price International Value Equity Fund	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	0.61%	5.54%	0.38%			Dec. 21, 1998
Investor Class | Returns after taxes on distributions	0.09%	4.81%	(0.30%)			Dec. 21, 1998
Investor Class | Returns after taxes on distributions and sale of fund shares	0.95%	4.40%	0.38%			Dec. 21, 1998
I Class	0.76%			(2.47%)		Aug. 28, 2015
Advisor Class	0.38%	5.30%	0.18%			Sep. 30, 2002
R Class	0.08%	5.00%	(0.09%)			Sep. 30, 2002
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	1.51%	7.02%	1.22%	0.25%	[1]	Aug. 28, 2015
Lipper International Multi-Cap Value Funds Average	3.13%	5.65%	(0.29%)	0.85%	[2]	Aug. 31, 2015
[1]	Return as of 8/28/15.
[2]	Return as of 8/31/15.

Updated performance information is available through troweprice.com.